Capital and reserves	12 Months Ended
Dec. 31, 2022
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Abstract]
Capital and reserves
22 Capital and reserves
(a) Share capital

	Ordinary shares of 25p each Number of shares	£m
Allotted and fully paid
1 January 2022	2,456,617,788	614.15
Changes during the year
– share option schemes	249,632	0.06
31 December 2022	2,456,867,420	614.21
Allotted and fully paid
1 January 2021	2,456,591,597	614.14
Changes during the year
– share option schemes	26,191	0.01
31 December 2021	2,456,617,788	614.15
Allotted and fully paid
1 January 2020	2,456,520,738	614.12
Changes during the year
– share option schemes	70,859	0.02
31 December 2020	2,456,591,597	614.14
Share capital
The Company’s ordinary shares are fully paid and no further contribution of capital may be required by the Company from the shareholders. All ordinary shares rank equally with regard to participation in dividends and to share in the proceeds of the Company’s residual assets upon a winding up of the Company. Shareholders may, by ordinary resolution, declare final dividends, but not in excess of the amount recommended by the Directors. Holders of ordinary shares have no pre-emptive rights.
On a show of hands every shareholder who is present in person at a general meeting is entitled to one vote regardless of the number of shares held by the shareholder, unless a poll is demanded. On a poll, every shareholder who is present in person or by proxy has one vote for every share held by the shareholder. The Company’s Annual General Meeting voting is undertaken by way of a poll.
All rights attached to the Company’s shares held by the Group as treasury shares are suspended until those shares are reissued.
(b) Share premium account, capital redemption reserves and merger reserves comprise:

	Share premium account £m	Capital redemption reserves £m	Merger reserves £m	Total £m
31 December 2022	113	101	26,414	26,628
31 December 2021	107	101	26,414	26,622
31 December 2020	103	101	26,414	26,618
Share premium account
The share premium account includes the difference between the value of shares issued and their nominal value. The share premium increase includes £5 million (2021: £nil; 2020: £2 million) in respect of ordinary shares issued under the Company’s share option schemes. A further £1 million (2021: £4 million; 2020: £7 million) increase in share premium is related to shares repurchased and not cancelled that have been transferred from the Company to other Group undertakings, to be granted to certain employees on vesting of awards, and represents the excess of transfer price of the share over the original weighted average cost of shares.
Capital redemption account
On the purchase of own shares as part of the share buy-back programme for shares which are cancelled, a transfer is made from retained earnings to the capital redemption reserve equivalent to the nominal value of shares purchased. Purchased shares which are not cancelled are classified as treasury shares and presented as a deduction from total equity.
Merger reserve account
The merger reserve comprises:
a.In 1999, shares were issued for the acquisition of the Rothmans International B.V. Group and the difference between the fair value of shares issued and their nominal value of £3,748 million was credited to merger reserves; and
b.On 25 July 2017, the Group announced the completion of the acquisition of the remaining 57.8% of RAI not already owned by the Group. Shares were issued for the acquisition and the difference between the fair value of shares issued and their nominal value of £22,666 million was credited to merger reserves.
(c) Equity attributed to owners of the parent - movements in other reserves and retained earnings (which are after deducting treasury shares) comprise:

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2022	(6,427)	(363)	6	179	573	(6,032)	(5,122)	49,334
Comprehensive income and expense
Profit for the year	—	—	—	—	—	—	—	6,666
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	8,920	—	—	—	—	8,920	—	—
– reclassified and reported in profit for the year	5	—	—	—	—	5	—	—
– net investment hedges - net fair value gains on derivatives	(578)	—	—	—	—	(578)	—	—
–net investment hedges - differences on exchange on borrowings	(21)	—	—	—	—	(21)	—	—
Cash flow hedges
– net fair value gains	—	81	—	—	—	81	—	—
– reclassified and reported in profit for the year	—	101	—	—	—	101	—	—
–tax on net fair value gains in respect of cash flow hedges (note 10(f))	—	(17)	—	—	—	(17)	—	—
Investments held at fair value
– net fair value gains	—	—	6	—	—	6	—	—
Associates - share of OCI, net of tax (note 9)	6	—	—	—	—	6	—	—
Retirement benefit schemes
– net actuarial gains (note 15)	—	—	—	—	—	—	—	316
– surplus recognition (note 15)	—	—	—	—	—	—	—	(39)
–tax on actuarial gains in respect of subsidiaries (note 10(f))	—	—	—	—	—	—	—	(95)
Associates - share of OCI, net of tax (note 9)	—	—	18	—	—	18	—	1
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	(129)	—	—	—	(129)	—	—
Employee share options
– value of employee services	—	—	—	—	—	—	—	81
– treasury shares used for share option schemes	—	—	—	—	—	—	14	(15)
Dividends and other appropriations
– ordinary shares	—	—	—	—	—	—	—	(4,915)
Purchase of own shares
– held in employee share ownership trusts	—	—	—	—	—	—	(80)	—
– share buy-back programme	—	—	—	—	—	—	(2,012)	—
Perpetual hybrid bonds
– coupons paid	—	—	—	—	—	—	—	(59)
– tax on coupons paid	—	—	—	—	—	—	—	11
Non-controlling interests - acquisitions (note 27(b))	—	—	—	—	—	—	—	(1)
Reclassification of equity related to assets held-for-sale	295	—	—	—	—	295	—	—
Other movements	—	—	—	—	—	—	84	(88)
31 December 2022	2,200	(327)	30	179	573	2,655	(7,116)	51,197

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2021	(6,830)	(504)	(18)	179	573	(6,600)	(5,150)	47,191
Comprehensive income and expense
Profit for the year	—	—	—	—	—	—	—	6,801
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	31	—	—	—	—	31	—	—
– reclassified and reported in profit for the year	291	—	—	—	—	291	—	—
–net investment hedges – net fair value gains on derivatives	75	—	—	—	—	75	—	—
–net investment hedges – differences on exchange on borrowings	24	—	—	—	—	24	—	—
Cash flow hedges
– net fair value gains	—	95	—	—	—	95	—	—
– reclassified and reported in profit for the year	—	32	—	—	—	32	—	—
–tax on net fair value gains in respect of cash flow hedges (note 10(f))	—	(32)	—	—	—	(32)	—	—
Investments held at fair value
– net fair value gains	—	—	9	—	—	9	—	—
Associates – share of OCI, net of tax (note 9)	(18)	1	—	—	—	(17)	—	—
Retirement benefit schemes
– net actuarial gains (note 15)	—	—	—	—	—	—	—	382
– surplus recognition (note 15)	—	—	—	—	—	—	—	(1)
–tax on actuarial gains in respect of subsidiaries (note 10(f))	—	—	—	—	—	—	—	(82)
Associates - share of OCI, net of tax (note 9)	—	—	15	—	—	15	—	(1)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	45	—	—	—	45	—	—
Employee share options
– value of employee services	—	—	—	—	—	—	—	76
– treasury shares used for share option schemes	—	—	—	—	—	—	13	(17)
Dividends and other appropriations
– ordinary shares	—	—	—	—	—	—	—	(4,904)
Purchase of own shares
– held in employee share ownership trusts	—	—	—	—	—	—	(82)	—
Perpetual hybrid bonds
– coupons paid	—	—	—	—	—	—	—	(6)
– tax on coupons paid	—	—	—	—	—	—	—	1
Non-controlling interests – acquisitions (note 27(b))	—	—	—	—	—	—	—	(5)
Other movements	—	—	—	—	—	—	97	(101)
31 December 2021	(6,427)	(363)	6	179	573	(6,032)	(5,122)	49,334

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2020	(3,974)	(346)	13	179	573	(3,555)	(5,261)	45,495
Comprehensive income and expense
Profit for the year	—	—	—	—	—	—	—	6,400
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	(2,582)	—	—	—	—	(2,582)	—	—
–net investment hedges – net fair value losses on derivatives	(16)	—	—	—	—	(16)	—	—
–net investment hedges – differences on exchange on borrowings	(163)	—	—	—	—	(163)	—	—
Cash flow hedges
– net fair value losses	—	(256)	—	—	—	(256)	—	—
– reclassified and reported in profit for the year	—	90	—	—	—	90	—	—
–tax on net fair value losses in respect of cash flow hedges (note 10(f))	—	44	—	—	—	44	—	—
Associates – share of OCI, net of tax (note 9)	(95)	(3)	—	—	—	(98)	—	—
Retirement benefit schemes
– net actuarial gains (note 15)	—	—	—	—	—	—	—	105
– surplus recognition (note 15)	—	—	—	—	—	—	—	10
–tax on actuarial gains in respect of subsidiaries (note 10(f))	—	—	—	—	—	—	—	(26)
Associates - share of OCI, net of tax (note 9)	—	—	(31)	—	—	(31)	—	(3)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	(33)	—	—	—	(33)	—	—
Employee share options
–value of employee services	—	—	—	—	—	—	—	88
–treasury shares used for share option schemes	—	—	—	—	—	—	9	(16)
Dividends and other appropriations
–ordinary shares	—	—	—	—	—	—	—	(4,747)
Purchase of own shares
–held in employee share ownership trusts	—	—	—	—	—	—	(17)	—
Other movements	—	—	—	—	—	—	119	(115)
31 December 2020	(6,830)	(504)	(18)	179	573	(6,600)	(5,150)	47,191
(i) Translation reserve:
The translation reserve is explained in the accounting policy on foreign currencies in note 1.
In 2022, included within the differences on exchange from translation of foreign operations is £5 million (2021: £291 million; 2020: £nil) which has been reclassified from reserves to the income statement and recognised in other operating expenses as an adjusting item. This amount includes £4 million in respect of the exit from Egypt and £2 million (2021: £19 million; 2020: £nil) from other Quantum-related initiatives. In addition, in certain markets, the Group has moved to above market business models utilising local distributors as importers. As a consequence, with the cessation of a physical presence in these markets, foreign exchange previously recognised in other comprehensive income for these entities has been reclassified to the income statement.
In 2022, as detailed in note 14, as a result of the liquidation of Yemen, the Group reclassified to the income statement the foreign exchange previously recognised in associates other comprehensive income. This resulted in a credit of £1 million to the income statement.
(ii) Hedging reserve:
The hedging reserve is explained in the accounting policy on financial instruments in note 1.
Of the amounts reclassified from the hedging reserve and reported in profit for the year, a loss of £16 million (2021: £29 million loss; 2020: £16 million gain) and a loss of £2 million (2021: £6 million gain; 2020: £19 million gain) were reported within revenue and raw materials and consumables, respectively, together with a gain of £46 million (2021: £4 million loss; 2020: £2 million loss) reported in other operating expenses, and a gain of £73 million (2021: £59 million gain; 2020: £57 million gain) reported within net finance costs.
The Group hedges certain foreign currency denominated borrowings with cross-currency interest rate swaps. As permitted by IFRS 9 Financial Instruments, the foreign currency basis spreads have been separated from the hedging instrument and are recognised in reserves as a ‘cost of hedging’ and are reclassified to the income statement in the same period in which profit and loss is affected by the hedged expected cashflows as a component of the associated interest expense. The basis spreads are included within hedging reserves as they are not material. Included within the balance of hedging reserves at 31 December 2022 is an accumulated gain of £5 million (2021: £4 million; 2020: £9 million) in respect of the cost of hedging.
(iii) Fair value reserve:

The fair value reserve is explained in the accounting policy on financial instruments in note 1. Fair value gains and losses arising from investments held at fair value through other comprehensive income are recognised in this reserve.
(iv) Revaluation reserve:
The revaluation reserve relates to the acquisition of the cigarette and snus business of ST in 2008.
(v) Other reserves:
Other reserves comprise:
(a) £483 million which arose in 1998 from merger accounting in a Scheme of Arrangement and Reconstruction whereby British American Tobacco p.l.c. acquired the entire share capital of B.A.T Industries p.l.c. and the share capital of that company’s principal financial services subsidiaries was distributed, so effectively demerging them; and
(b) In the 1999 Rothmans transaction, convertible redeemable preference shares were issued as part of the consideration. The discount on these shares was amortised by crediting other reserves and charging retained earnings. The £90 million balance in other reserves comprises the accumulated balance in respect of the preference shares converted during 2004.
(vi) Treasury shares:
Total equity attributable to owners of the parent is stated after deducting the cost of treasury shares which include £6,821 million (2021: £4,823 million; 2020: £4,836 million) for shares repurchased and not cancelled and £295 million (2021: £299 million; 2020: £314 million) in respect of the cost of own shares held in employee share ownership trusts. The increase in the shares repurchased and not cancelled is primarily due to the Group’s share buy-back programme net of shares reissued to satisfy the vesting of U.S. share options.
On 10 February 2022, the Board approved a proposed £2 billion share buy-back programme for 2022. The previous share buy-back programme was suspended from 30 July 2014. As at 31 December 2022, treasury shares include 5,920,638 (2021: 6,269,959; 2020: 6,053,158) shares held in trust and 221,000,192 (2021: 161,930,217; 2020: 162,347,246) shares repurchased and not cancelled as part of the Company’s share buy-back programme. From March 2020, the Company has utilised shares acquired in the share buy-back programme to satisfy shared-based payment awards made to certain employees.
(d) Perpetual hybrid bonds
On 27 September 2021, the Group issued two €1 billion perpetual hybrid bonds amounting to £1,703 million, which have been classified as equity. Issuance costs of these bonds, amounting to €26 million (£22 million), have been recognised within equity.
These bonds include redemption options exercisable at the Group’s discretion from September 2026 to December 2026 (the
3% perpetual hybrid bond) and June 2029 to September 2029 (the 3.75% perpetual hybrid bond), on specified dates thereafter, or in the event of specific circumstances (such as a change in IFRS or tax regime) as set out in the individual terms of each issue.
The coupons associated with these perpetual hybrid bonds are fixed at 3% until 2026 and 3.75% until 2029, respectively, and would reset to rates determined by the contractual terms of each instrument on certain dates thereafter. The bonds are perpetual in nature and do not have maturity dates for the repayment of principal. The contractual terms of the perpetual hybrid bonds allow the Group to defer coupon payments, however certain contingent events could trigger mandatory payments of such deferred coupons, including the payment of dividends on, and the repurchase of, ordinary shares, subject to certain exceptions in each case. The full terms and conditions of such events can be found in the prospectus dated 27 September 2021 which is available under the debt facilities section of the Group’s debt microsite (bat.com/debt).
As the Group has the unconditional right to avoid transferring cash or another financial asset in relation to these bonds, they are classified as equity instruments in the consolidated financial statements.
During the year, the Group did not defer any eligible coupon payments and paid a coupon of £33 million in September 2022 on the
3.75% September 2029 bond and £27 million in December 2022 (December 2021: £6 million) on the 3% December 2026 bond which has been recognised within equity.
The fair value of these bonds at 31 December 2022 is £1,331 million (2021: £1,651 million).
(e) Non-controlling interests
Movements in non-controlling interests primarily relate to profit for the year and dividends (reported as a movement in retained earnings) and differences on exchange arising from the translation into sterling (reported as a movement in other reserves). Information on subsidiaries with material non-controlling interests is provided in note 32.
(f) Dividends and other appropriations
The interim quarterly dividend payment for the year ended 31 December 2021 of 217.8p per ordinary share (31 December 2020: 215.6p per ordinary share) was payable in four equal instalments: amounts payable in May 2022 of £1,239 million (May 2021: £1,241 million), August 2022 of £1,223 million (August 2021: £1,228 million), November 2022 of £1,219 million (November 2021: £1,232 million) and £1,211 million in February 2023 (February 2022: £1,236 million) respectively. The total dividends recognised as an appropriation from reserves in 2022 was £4,915 million (2021: £4,904 million; 2020: £4,747 million).
The Board has declared an interim dividend of 230.9p per ordinary share of 25p, for the year ended 31 December 2022, payable in four equal quarterly instalments of 57.72p per ordinary share in May 2023, August 2023, November 2023 and February 2024. These payments will be recognised as appropriations from reserves in 2023 and 2024. The total amount payable is estimated to be £5,163 million based on the number of shares outstanding at the date of these accounts.